DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	€ 202	€ 166	€ 147	€ 439
Trade receivables and other	490	539
Inventories	1,098	1,320
Deferred tax assets	252	271
Non-current assets or disposal groups classified as held for sale	0	14
Trade payables and other	1,263	1,467
Pension and other post-employment benefit obligations	411	403
Liabilities of disposal group classified as held for sale	0	10
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	0	1
Trade receivables and other	0	6
Inventories	0	5
Deferred tax assets	0	2
Non-current assets or disposal groups classified as held for sale	0	14
Trade payables and other	0	8
Pension and other post-employment benefit obligations	0	2
Liabilities of disposal group classified as held for sale	€ 0	€ 10